PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
NOTE 3:-	PREPAID EXPENSES AND OTHER CURRENT ASSETS
	December 31
	2010	2011

Government authorities	$29	$-
Prepaid expenses	26	25
Other receivables	36	4

	$91	$29